Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Vicarious Surgical US Inc. [Member]
Debt [Line Items]
DEBT

6. DEBT

Term Loan

In October 2020, the Company entered into a term loan that provides the Company with borrowings up to $3.5 million that becomes due on April 1, 2024. The loan consists of two tranches; a $1.5 million tranche which became available to the Company upon the close of the loan agreement in October 2020 and was available to the Company to draw through March 31, 2021. The second tranche of $2.0 million becomes available to the Company through September 30, 2021, upon the Company’s successful achievement of a milestone related to the development of the Company’s surgical robot.

The term loan is interest-only through September 30, 2021, at which time the company will make the first of 30 equal monthly payments of principal plus interest. Upon receipt of the second tranche, the interest-only window will be extended by six months to March 30, 2022, then followed by twenty-four equal monthly payments of principal plus interest. The term loan bears interest at a floating rate equal to the Prime Rate, but not less than a minimum rate of 3.25%. In addition, the final payment made at the earlier of the maturity of the loan or its termination is to include a deferred interest payment of 7.5% of the amount borrowed, resulting in a minimum annual rate of 5.98% to be paid to the lender. In the event the Company chooses to repay the term loan prior to the first anniversary of the term loan closing, a prepayment fee of 3% of the outstanding principal balance will apply. The prepayment fee is reduced to 2% if paid after the first anniversary date but before the second anniversary date and then is 1% thereafter. The prepayment fee does not apply if the Company and the bank agree to refinance the loan prior to maturity.

The loan has no financial covenants but does contain monthly reporting requirements and gives the lender a first priority lien on all Company assets. In March of 2021, the Company borrowed the first tranche of $1.5 million. As of June 30, 2021, $1.5 million was outstanding on the term loan.

Deferred Financing Costs

In connection with the term loan, the Company incurred $0.1 million in expenses, inclusive of the warrant expense, which are included in other long-term assets at December 31, 2020 and were then netted against the loan proceeds drawn at the end of March 2021. The Company is amortizing these costs over the life of the borrowing. In the three and six months ended June 30, 2021, $9 of capitalized costs was amortized to interest expense.

Common Stock Warrant

In connection with the term loan, the Company issued the lender a warrant to purchase 77,250 shares of common stock at a $1.34 per share. The common stock warrant will be exercisable for 10 years from the date of issuance, survive merger or acquisition (except all-cash and/or public stock acquisitions), and allow cashless exercise in whole or part. The fair value of the common stock warrant was $1.10 per share, and the Company recorded a total of $85 in deferred financing costs associated with the warrant issuances and are included in other long-term assets at December 31, 2020 and net of the term loan on the June 30, 2021 balance sheet.

Equipment Loans

In March 2019, the Company entered into two equipment loans with a vendor for the purchase of manufacturing machinery. The equipment loans had an aggregate principal balance of $185 at inception, with forty-eight equal monthly payments of principal and interest due beginning ninety days after taking possession of the machinery. The equipment loans are collateralized by the underlying machinery. As of June 30, 2021 and December 31, 2020, the aggregate outstanding principal balance of the equipment loans was $39 and $63, respectively, net of current portion of $47.

The following table represents the future payments required under the noncancellable equipment agreements:

Years Ended December 31,
2021, excluding the six months ended June 30, 2021	$25
2022	50
2023	17
Total future equipment payments	$92

6. DEBT

Term Loan

In October 2020, the Company entered into a term loan that provides the Company with borrowings up to $3.5 million that becomes due on April 1, 2024. The loan consists of two tranches; a $1.5 million tranche which became available to the Company upon the close of the loan agreement in October 2020 and is available to the Company through March 31, 2021. The second tranche of $2.0 million becomes available to the Company through September 30, 2021, upon the Company’s successful achievement of a milestone related to the development of the Company’s surgical robot.

The term loan is interest-only through September 30, 2021, at which time the company will make the first of 30 equal monthly payments of principal plus interest. Upon receipt of the second tranche, the interest-only window will be extended by six months to March 30, 2022, then followed by twenty-four equal monthly payments of principal plus interest. The term loan bears interest at a floating rate equal to the Prime Rate, but not less than a minimum rate of 3.25%. In addition, the final payment made at the earlier of the maturity of the loan or its termination is to include a deferred interest payment of 7.5% of the amount borrowed, resulting in a minimum annual rate of 5.98% to be paid to the lender. In the event the Company chooses to repay the term loan prior to the first anniversary of the term loan closing, a prepayment fee of 3% of the outstanding principal balance will apply. The prepayment fee is reduced to 2% if paid after the first anniversary date but before the second anniversary date and then is 1% thereafter. The prepayment fee does not apply if the Company and the bank agree to refinance the loan prior to maturity.

The loan has no financial covenants but does contain monthly reporting requirements and gives the lender a first priority lien on all Company assets. There were no amounts outstanding on the term loan as of December 31, 2020. See note 14, Subsequent Events, regarding amounts drawn in 2021.

Deferred Financing Costs

In connection with the term loan, the Company incurred $0.1 million in expenses, which are included in other long-term assets at December 31, 2020. The Company will begin amortizing these costs over the life of the borrowing upon receipt of the initial tranche.

Common Stock Warrant

In connection with the term loan, the Company issued the lender a warrant to purchase 77,250 shares of common stock at a $1.34 per share. The common stock warrant will be exercisable for 10 years from the date of issuance, survive merger or acquisition (except all-cash and/or public stock acquisitions), and allow cashless exercise in whole or part. The fair value of the common stock warrant was $1.10 per share, and the Company recorded a total of $85 in deferred financing costs associated with the warrant issuances that are included in other long term assets on our balance sheet.

Equipment Loans

In March 2019, the Company entered into two equipment loans with a vendor for the purchase of manufacturing machinery. The equipment loans had an aggregate principal balance of $185 at inception, with forty-eight equal monthly payments of principal and interest due beginning ninety days after taking possession of the machinery. The equipment loans are collateralized by the underlying machinery. As of December 31, 2020 and 2019, the aggregate outstanding principal balance of the equipment loans was $63 and $111, respectively, net of current portion of $47.

The following table represents the future payments, inclusive of $7 of interest, that is required under the noncancellable equipment agreements:

Years Ended December 31,
2021	$50
2022	50
2023	17
Total future equipment payments	$117